Goodwill and Intangible Assets, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets/Contractual Rights	$ 1,769,372	$ 1,745,376
Accumulated Amortization	(1,568,164)	(1,528,089)
Intangible Assets, Net	$ 201,208	$ 217,287	$ 284,384	$ 347,955